Note 27 - Investments in Associates and Joint Ventures (Details Textual) - USD ($)						5 Months Ended	12 Months Ended
		May 29, 2019	May 27, 2019	Nov. 05, 2018	Aug. 01, 2017	Dec. 31, 2017	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017		Dec. 19, 2018	Dec. 18, 2018
Statement Line Items [Line Items]
Total revenue							$ 334,855,000		$ 172,276,000	$ 128,892,000
Profit (loss)							57,899,000		35,160,000	6,064,000
Cost of sales	[1]						73,991,000		20,009,000	3,969,000
Operating expense							314,192,000		126,975,000	124,114,000
Marketing and distribution expense							73,150,000		31,381,000	30,971,000
Total employee benefits expense							61,029,000		34,683,000	42,134,000
Total depreciation and amortisation expense							18,933,000		12,694,000	16,604,000
Proceeds from issuing shares							82,630,000		170,871,000
Increase (decrease) in investments in joint ventures and associates due to change in fair value of preferred shares							$ 37,900,000		$ 0
nHorizon [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate							29.09%		29.09%	29.09%
Total revenue							$ 43,335,000		$ 48,992,000	$ 42,298,000
Profit (loss)							1,780,000		$ (2,056,000)	$ (2,710,000)
Increase (decrease) in investments in joint ventures and associates due to change in fair value of preferred shares	[2]
Powerbets Holdings Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate					50.10%	50.10%	50.10%		50.10%
Total revenue						$ 7,562,000	$ 4,990,000		$ 4,498,000
Profit (loss)						$ (529,000)	(5,134,000)		$ (4,735,000)
Increase (decrease) in investments in joint ventures and associates due to change in fair value of preferred shares	[2]
TenSpot Pesa Limited [member]
Statement Line Items [Line Items]
Cash transferred												$ 9,500,000
Percentage of voting equity interests acquired												100.00%
TenSpot Pesa Limited [member] | Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Cash transferred													$ 1
Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate							13.10%	[3]	19.90%	19.90%	[4]
Number of daily riders in excess achieved							150,000
Number of riders contributed to platform							27,000
Cash transferred		$ 1,930,000
Total revenue							$ 16,687,000		$ 848,000		[4]
Profit (loss)							(71,474,000)		(384,000)	(2,831,000)	[4]
Cost of sales							41,117,000		255,000		[4]
Launch and scaling costs							36,000,000
Operating expense							47,600,000
Marketing and distribution expense							6,623,000		162,000		[4]
Total employee benefits expense							15,490,000		5,738,000	2,331,000	[4]
Total depreciation and amortisation expense							5,858,000		$ 260,000		[4]
Proceeds from issuing shares							170,000,000
Amount of debt converted to equity		$ 2,670,000	$ 7,500,000
Investments in associates							12,100,000
Debt converted to equity, classified as prior period investment							5,000,000
Increase (decrease) in investments in joint ventures and associates due to change in fair value of preferred shares	[2]						$ 33,900,000
Opay Digital Services Limited [member] | Preference shares [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate							10.24%
Shares in associate purchased (in shares)		1,230,736	3,210,617
Shares in associate purchased, value		$ 4,600,000
Opay Digital Services Limited [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate							2.86%
Proportion of ownership interest in associate							8.85%
StarMaker Inc. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	[4]						19.35%		19.35%
Total revenue							$ 29,035,000		$ 12,332,000
Profit (loss)							(8,485,000)		$ (8,602,000)
Increase (decrease) in investments in joint ventures and associates due to change in fair value of preferred shares	[2]						4,000,000
Increase (decrease) in investments in joint ventures and associates due to change in fair value of preferred shares							$ 4,000,000
Proportion of voting rights held in associate, option to increase				51.00%

[1]	Certain expenses in the comparative periods have been reclassified as Cost of revenue. See Note 7 for more details.
[2]	The carrying amount of the preferred shares form part of the net investment in the associates.
[3]	Reflects the total ownership interest in OPay as of December 31, 2019, 10.24% of which is held in preferred shares and 2.86% in ordinary shares. The ownership interest reduced during 2019. The share of net income (loss) recognized under the equity method was calculated based on the investment in ordinary shares, relative to the total number of shares outstanding. The Group owns 8.85% of the total number of ordinary shares issued by OPay.
[4]	Period from November 1 to December 31, 2017.